Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Components of Earnings Per Share

The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2017	2016	2015
Net income attributable to U.S. Bancorp	$6,218	$5,888	$5,879
Preferred dividends	(267)	(281)	(247)
Impact of preferred stock redemption(a)	(10)	–	–
Impact of the purchase of noncontrolling interests(b)	–	9	–
Earnings allocated to participating stock awards	(28)	(27)	(24)

Net income applicable to U.S. Bancorp common shareholders	$5,913	$5,589	$5,608

Average common shares outstanding	1,677	1,718	1,764
Net effect of the exercise and assumed purchase of stock awards	6	6	8

Average diluted common shares outstanding	1,683	1,724	1,772

Earnings per common share	$3.53	$3.25	$3.18
Diluted earnings per common share	$3.51	$3.24	$3.16
(a)	Represents stock issuance costs originally recorded in preferred stock upon the issuance of the Company’s Series G Preferred Stock that were reclassified to retained earnings on the date the Company announced its intent to redeem the outstanding shares.
(b)	Represents the difference between the carrying amount and amount paid by the Company to purchase third party investor holdings of the preferred stock of USB Realty Corp, a consolidated subsidiary of the Company.